Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2017
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2017
Prospectus Date	rr_ProspectusDate	Sep. 01, 2017
Palmer Square Strategic Credit Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Palmer Square Strategic Credit Fund (the "Fund") is capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broad equity and bond markets.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares Purchase Programs" on page 32 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 255% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	255.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three, five and ten-year example are based on net operating expenses, which reflect fee waiver and/or expense reimbursement by the Fund's advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide absolute total returns over a complete market cycle through a portfolio of diversified long and short exposure to the credit markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in credit-related instruments, including credit-related securities. Credit-related instruments include: (i) U.S. and non-U.S. collateralized loan obligations ("CLOs") and mortgage-backed securities; (ii) corporate bonds, notes, debentures, and convertible bonds; (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities, or sponsored entities; (iv) senior secured floating rate and fixed rate loans or debt, (v) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (vi) derivatives based on credit related instruments; and (vii) other fixed, floating, or variable interest rate securities and instruments. The Fund will limit its investments in CLOs to 15% of its net assets at time of purchase.

The Fund's long-short exposure will vary over time based on the advisor's assessments of market conditions and other factors. The Advisor anticipates that, in general, the portfolio of the Fund will not be more than 100% short.

Palmer Square Capital Management LLC ("Palmer Square" or the "Advisor"), the Fund's investment advisor, seeks to achieve the Fund's investment objective by utilizing a variety of instruments in order to achieve favorable risk-adjusted returns over a market cycle through investment selection and management of risk exposure. The Advisor allocates a portion of the Fund's assets to those instruments that the Advisor believes individually provide the potential for attractive long-term capital appreciation, and collectively provide for overall investment diversification while also decreasing portfolio sensitivity to general market fluctuations. In an effort to build a portfolio of diversified long and short exposure primarily to the credit markets, the Advisor utilizes (1) a top-down approach, which involves macro-level, top down industry level analysis and assessing the relative value across different credit investment opportunities, and (2) a bottom-up approach, which involves primarily company-specific analyses, identifying issuers with either improving (when investing long) or deteriorating (when investing short) fundamentals, and identifying the appropriate instruments within the issuer's capital structure.

The Advisor may not invest in all of the instruments listed all of the time due to the opportunistic and flexible nature of its investment approach. The performance of the Fund may not correlate to the performance of traditional markets because of the Fund's focus on limiting downside investment risk. The Fund may engage in frequent and active trading.

The Fund may invest in long and short positions in domestic and foreign debt securities of any maturity and credit quality, including securities rated below investment grade (often called "junk bonds") and unrated securities. Investment grade securities are those rated in the Baa3 or higher categories by Moody's Investors Service, Inc. ("Moody's"), or in the BBB- or higher categories by Standard & Poor's, a division of McGraw Hill Companies Inc. ("S&P"), or Fitch Ratings Ltd. ("Fitch") or, if unrated by S&P, Moody's or Fitch, or another Nationally Recognized Statistical Rating Organization ("NRSRO"), determined by the Advisor, to be of comparable credit quality. The Fund may invest in both U.S. Dollar denominated and non-U.S. Dollar denominated loans and securities, as well as securities of foreign issuers, including issuers in both developed and emerging markets.

The Fund may also invest in asset-backed securities comprise of loans or leases secured by motor vehicles or other equipment, consumer receivables from sources such as credit cards or student loans, or cash flows from operating assets such as royalties and leases.

Mortgage-backed securities which the Fund may invest include those issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration ("Ginnie Mae"), the Federal Housing Administration ("FHA"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The Fund may also invest in commercial mortgage-backed securities ("CMBS") and collateralized mortgage-backed securities ("CMOs") issued or guaranteed by private entities.

For the purposes of achieving the Fund's investment objective, hedging risks, and enhancing liquidity, the Fund may also employ derivatives, such as: puts and calls on U.S. Treasury futures; options, swaps and other interest rate derivatives; and credit default swaps on selected entities or indexes (where the Fund may act as either a buyer or seller). Additionally, the Fund may employ the types of derivatives referenced above in order to achieve its investment objective by, among other practices, replicating a certain type of credit exposure, obtaining short or long exposures to credit and/or interest rates, or taking a position in light of a potential appreciation or depreciation in value of a company's securities.

The Fund may invest up to 20% of its total assets in equity securities and instruments of U.S. and foreign companies, including common stock, preferred stock, depository receipts, rights, warrants and instruments the prices of which are linked to the value of common stock. The Fund may hold long or short positions in equity securities and instruments, and may invest in equity securities and instruments of issuers of any market capitalization, including small and mid-capitalization companies. The equity securities in which the Fund invests may include exchange-traded funds ("ETFs"), which are pooled investment vehicles that generally seek to track the performance of specific indices and are traded on exchanges, and mutual funds (including other funds managed by the Advisor).

The Fund is classified as "non-diversified" which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Asset-Backed Securities Risk. The Fund's investments in collateralized loan obligations ("CLOs") and other asset-backed securities involve interest-rate risk, prepayment risk and the loss of money if there are defaults on the loans underlying these securities.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to "cover" open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund's investment in such investments) even if they are covered.

Bank Loan Risk. The Fund's investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. The Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including "distressed" companies with respect to which there is a substantial risk of losing the entire amount invested. The market for bank loans may not be highly liquid. Bank loan trades typically take longer than seven days to settle which may force the Fund to sell other securities at a time when it would not otherwise do so and may incur losses in order to pay redemption proceeds on time. In addition, bank loans may not be considered securities under U.S. federal securities laws and, as a result, investments in them may not have the protection of federal securities laws.

Collateralized Loan Obligations Risk. The Fund is subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO's performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO's underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund's portfolio will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund's relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Distressed Securities Risk. The Fund's investment in distressed securities may involve a high degree of credit risk, price volatility and liquidity risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default or close to default.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF and Mutual Fund Risk. The Fund's investment in ETFs, mutual funds (including other funds managed by the Advisor) generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs or mutual funds involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in mutual funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Extension Risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer's credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Government Intervention and Regulatory Changes Risks. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") has significantly enhanced the rulemaking, supervisory and enforcement authority of regulators. For example, major changes under the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

Government-Sponsored Entities Risk. The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

High Yield ("Junk") Bond Risk. High yield bonds are debt securities rated below investment grade (often called "junk bonds"). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities being more volatile than higher rated securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Calculations of duration may be based on estimates and may not reliably predict a security's sensitivity to changes in interest rates. Falling interest rates also create the potential for a decline in the Fund's income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Leverage Risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund's investments. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Non-Diversified Fund Risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Portfolio Turnover Risk. Active and frequent trading of the Fund's portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund's performance. A high rate of portfolio turnover is 100% or more.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Restricted Securities Risk. The Fund may not be able to sell a restricted security (e.g., a 144A security that is exempt from registration) when the Advisor considers it desirable to do so or may have to sell such a security at a lower price than the Advisor considers desirable. A restricted security which was liquid when purchased may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities than for more liquid securities.

Senior Loan Risk. The Fund may invest in floating or adjustable rate senior loans. These investments are subject to increased credit and liquidity risks compared to other types of loans. Senior loan prices may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Senior loans may also be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower's capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses to the Fund's portfolio.

Subordinated Securities Risk. The Fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. The Fund is more likely to suffer a credit loss on subordinated securities of an issuer than on non-subordinated securities of the same issuer.

Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is classified as "non-diversified," which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the performance of a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available on the Fund's website at www.palmersquarefunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided below indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the performance of a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.palmersquarefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Class I Shares year-to-date return as of June 30, 2017, was 1.94%.

Class I Shares
Highest Calendar Quarter Return at NAV (not-annualized):	8.95%	Quarter Ended 06/30/2016
Lowest Calendar Quarter Return at NAV (not-annualized):	(10.24)%	Quarter Ended 03/31/2016

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2016
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 1, 2017, the Fund changed its primary benchmark from the HFRX Absolute Return Index to the BofA Merrill Lynch US 3-Month Treasury Bill Index which more closely reflects the Fund's investment strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Class I Shares and after-tax returns for other classes will vary.
Palmer Square Strategic Credit Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSQAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the lesser of asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fees)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	2.65%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.08%
All other expenses	rr_Component3OtherExpensesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	3.63%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.88%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total annual fund operating expenses after recoupment of waived fees and/or reimbursed expenses	rr_NetExpensesOverAssets	4.30%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 982
Three Years	rr_ExpenseExampleYear03	1,909
Five Years	rr_ExpenseExampleYear05	2,839
Ten Years	rr_ExpenseExampleYear10	$ 5,173
1 Year	rr_AverageAnnualReturnYear01	0.44%
5 Years	rr_AverageAnnualReturnYear05	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2011
Palmer Square Strategic Credit Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSQIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFee	none
Wire fee	imst_WireFee	20
Overnight check delivery fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fees)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	2.65%
Shareholder servicing fee	rr_Component2OtherExpensesOverAssets	0.08%
All other expenses	rr_Component3OtherExpensesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	3.63%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.63%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[3]
Total annual fund operating expenses after recoupment of waived fees and/or reimbursed expenses	rr_NetExpensesOverAssets	4.05%	[2],[3]
One Year	rr_ExpenseExampleYear01	$ 407
Three Years	rr_ExpenseExampleYear03	1,345
Five Years	rr_ExpenseExampleYear05	2,290
Ten Years	rr_ExpenseExampleYear10	$ 4,684
Annual Return 2012	rr_AnnualReturn2012	1.19%
Annual Return 2013	rr_AnnualReturn2013	6.09%
Annual Return 2014	rr_AnnualReturn2014	1.10%
Annual Return 2015	rr_AnnualReturn2015	(7.20%)
Annual Return 2016	rr_AnnualReturn2016	7.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV (not-annualized):
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV (not-annualized):
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.24%)
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2011
Palmer Square Strategic Credit Fund | After Taxes on Distributions | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.55%	[4]
5 Years	rr_AverageAnnualReturnYear05	(0.01%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2011	[4]
Palmer Square Strategic Credit Fund | After Taxes on Distributions and Sales | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.51%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2011	[4]
Palmer Square Strategic Credit Fund | BofA Merrill Lynch US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.33%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.12%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.11%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2011	[5]
Palmer Square Strategic Credit Fund | HFRX Absolute Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2011

[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any acquired fund fees and expenses (as determined in accordance with Form N-1A), interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.64% and 1.39% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively. This agreement is effective until August 31, 2018, and it may be terminated before that date only by Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus; after-tax returns are shown for Class I Shares and after-tax returns for other classes will vary.
[5]	Effective September 1, 2017, the Fund changed its primary benchmark from the HFRX Absolute Return Index to the BofA Merrill Lynch US 3-Month Treasury Bill Index which more closely reflects the Fund's investment strategy.